Annual Total Returns - Fidelity Europe Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	8.56%
Annual Return 2011	(16.76%)
Annual Return 2012	25.52%
Annual Return 2013	26.31%
Annual Return 2014	(7.03%)
Annual Return 2015	4.17%
Annual Return 2016	(5.62%)
Annual Return 2017	29.18%
Annual Return 2018	(17.09%)
Annual Return 2019	24.35%